Equity investment agreement (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	May 25, 2022	Jun. 30, 2022	Jun. 30, 2022	Aug. 15, 2022
Subsequent Event [Line Items]
Equity investment agreement, description	the Company and FOUN (as defined in Note 17) entered into the Rubicon Equity Investment Agreement with certain investors, whereby, the investors have agreed to advance to the Company up to $8,000,000 and, upon consummation of the Mergers (as defined in Note 17), and in exchange for the advancements, (a) New Rubicon (as defined in Note 17) will cause to be issued up to 880,000 Class B Units of the Company and 160,000 shares of Domestication Class A Common Stock to the investors and (b) Founder SPAC Sponsor LLC (“Sponsor”) will forfeit up to 160,000 shares of Domestication Class A Common Stock, in each case subject to actual amounts advanced by the investors. In accordance with the Rubicon Equity Investment Agreement, on May 25, 2022, the Company received $8,000,000 of cash from the investors.
Other expense	$ 800	$ 200	$ 500
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Shares issued				880,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issued				160,000
Forfeiture shares				160,000